Loss per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share [Abstract]
Schedule of reconciliation of the basic and diluted loss per share

	Year ended December 31,
	2019	2018	2017

Net loss attributable to the Company's common shareholders	$(4,450,994)	$(8,910,002)	$(5,136,434)
Weighted average shares outstanding – Basic and diluted	17,806,586	17,617,416	17,312,586
Loss per share – Basic and diluted	$(0.25)	$(0.51)	$(0.30)